-------------------------------------------------------------------------------

                       ANNUAL REPORT, December 31, 2001
                       FUND FOR TAX-FREE INVESTORS, INC.
                   4922 Fairmont Avenue, Bethesda, MD 20814
                         (800) 622-1386  (301) 657-1510

-------------------------------------------------------------------------------

Dear Shareholders:                                             January 31, 2002

The past year saw an economic recession, terror attacks and war that fueled weakness in the equity markets. This weakness combined with eleven Federal Reserve rate cuts totaling 475 basis points (100 basis points = 1%) made fixed income securities an attractive investment option for many investors. The aggressive rate cuts by the Fed created a yield curve that steepened significantly as short-term rates fell dramatically and long-term rates rose slightly over the year. The two-year to thirty-year spread for AAA-rated municipals moved from 108 basis points to 286 basis points. The funds were well positioned for this shift in the yield curve and are being positioned for further shifts in the yield curve.

                        TAX-FREE MONEY MARKET PORTFOLIO

The Tax-Free Money Market Portfolio invests in high-quality, tax-exempt municipal bonds with maturities of less than 397 days, and maintains a dollar-weighted average portfolio maturity of 90 days or less. The Money Market Portfolio had an annualized net investment income of 2.06% of average net assets for the year ended December 31, 2001. The Portfolio's average maturity on December 31, 2001, was 55 days.

                   MARYLAND AND VIRGINIA TAX-FREE PORTFOLIOS

As of December 31, 2001, Maryland Tax-Free Portfolio's net assets were $40.0 million. The Maryland Portfolio had over 86% of its assets invested in securities rated either AAA or AA. For the year ended December 31, 2001, the Maryland Portfolio had a total return of 4.50%. The Maryland Portfolio's average maturity on December 31, 2001, was 13.9 years. For the year ended December 31, 2001, the Virginia Tax-Free Portfolio had a total return of 3.67%, with ending net assets of $30.2 million. The Virginia Portfolio had over 93% of its assets invested in securities rated either AAA or AA. The Virginia Portfolio's average maturity on December 31, 2001, was 15.3 years.

                                    OUTLOOK

We believe that the aggressive Federal Reserve rate cuts will stimulate an economic recovery in 2002. While the exact timing of this recovery is uncertain, we believe that the Federal Reserve has completed its cycle of rate cuts. Bond yields generally trough around the last Fed rate cut. In 9 of 12 cases, one year after the last rate cut long-term AAA rates were higher by an average of 50 basis points. We believe an economic recovery will lead to a rising interest rate environment and expect the yield curve to begin to flatten. We are positioning the three portfolios with shorter average maturities to benefit from these anticipated interest rate moves.

The three portfolios of Fund for Tax-Free Investors, Inc. adhere to a conservative investment strategy. We continue to enhance performance by carefully managing maturity ranges, coupons, call features and credit quality. We appreciate the confidence you have exhibited by investing in the Funds and look forward to continuing to serve your investment needs.

Sincerely,

/s/ Craig Pernick

Craig A. Pernick
Vice President, Asset Management, Inc.
Sub-adviser for Fund for Tax-Free Investors, Inc.

-------------------------------------------------------------------------------

                     Comparison of change in value of $10,000
                     Investment in Fund vs. Index (unaudited)

                                                               Lehman Brothers
                         Virginia           Maryland              Municipal
                         Portfolio          Portfolio             Bond Index
    12/31/1991            $10,000            $10,000               $10,000
    12/31/1992            $10,798            $10,800               $10,881
    12/31/1993            $12,072            $12,086               $12,218
    12/31/1994            $11,466            $11,442               $11,587
    12/31/1995            $13,177            $13,083               $13,608
    12/31/1996            $13,561            $13,503               $14,211
    12/31/1997            $14,707            $14,563               $15,517
    12/31/1998            $15,536            $15,422               $16,523
    12/31/1999            $14,953            $15,170               $16,182
    12/31/2000            $16,621            $16,481               $18,073
    12/31/2001            $17,232            $17,223               $19,000

                           Average Annual Total Returns*

                                        One Year     Five Years     Ten Years
                                        --------     ----------     ---------
Virginia Tax-Free Portfolio               3.67%        4.91%          5.59%
Maryland Tax-Free Portfolio               4.50%        4.99%          5.59%
Lehman Brothers Municipal Bond Index      5.13%        5.98%          6.63%


*TOTAL RETURNS REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that investor's shares, when redeemed, may be worth more or less than their original cost. Returns shown assume reinvestment of distributions. The Index is unmanaged and unlike the Funds has no management fees or operating cost that reduce reported returns. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. The graph assumes a hypothetical investment of $10,000 initial investment in each Fund and reflects all Fund expenses and reinvestment of distributions.

For more complete information about the Funds, including fees and expenses, call 1.800.622.1386 for a free prospectus. Investing in the Funds involves certain risks that are fully discussed in the Funds' prospectus. Please read the prospectus carefully before you invest or send money.


-------------------------------------------------------------------------------
                                      -2-

--------------------------------------------------------------------------------
                       FUND FOR TAX-FREE INVESTORS, INC.
                            STATEMENT OF NET ASSETS
                             MONEY MARKET PORTFOLIO

                               December 31, 2001

                                                       Face            Value
                                                      Value          (Note 1)
                                                    ----------      -----------

Arizona 8.8%
Pima County, AZ
Industrial Development Authority
Tucson Electric
Floating Rate Notes
 1.6%, 12/1/22+ AA- ............................... $  800,000      $   800,000
University of Arizona
Student Union Bookstore
Floating Rate Notes
 1.55%, 6/1/24+ AAA................................  1,000,000(/1/)   1,000,000
                                                                    -----------
 State Total.......................................                   1,800,000
                                                                    -----------
California 0.5%
Fresno County, CA
Transit Authority Sales Tax
 3.8%, 4/1/02 AAA..................................    100,000          100,342
                                                                    -----------
Colorado 4.9%
Colorado Educational and
Cultural Facilities
Rocky Mountain Shambhala
Center, Floating Rate Notes
 1.75%, 1/1/21+ A-1+...............................  1,000,000        1,000,000
                                                                    -----------
District of Columbia 0.5%
District of Columbia
General Obligation
 5.375%, 6/1/02 AAA................................     95,000           95,919
                                                                    -----------
Florida 4.3%
First Florida Governmental
Financing Committee
Refunding & Improvement Bonds
 4%, 7/1/02 AAA....................................    475,000          477,999
Jacksonville, FL
Capital Project
Floating Rate Notes, Series 2
 1.55%, 10/1/22+ AAA...............................    400,000          400,000
                                                                    -----------
 State Total.......................................                     877,999
                                                                    -----------
Illinois 4.4%
Schaumburg, IL
Multi-Family Housing
Treehouse II Apartments Project
Floating Rate Notes
 1.5%, 12/15/29+ NR................................    900,000          900,000
                                                                    -----------

                                                            Face       Value
                                                           Value     (Note 1)
                                                         ---------- -----------

Iowa 5.9%
Iowa Finance Authority
Hospital Facility Revenue
Floating Rate Notes, Series B
 1.65%, 7/1/13+ AAA..................................... $  700,000 $   700,000
Ottumwa Regional
Healthcare Center
Floating Rate Notes
 1.75%, 10/1/06+ AA+....................................    500,000     500,000
                                                                    -----------
 State Total............................................              1,200,000
                                                                    -----------
Maryland 21.1%
Baltimore County, MD
Public Construction
 7%, 10/15/02 AAA.......................................    350,000     362,951
Baltimore MD
Wastewater Series A
 6.25%, 7/1/02/carat/ AAA...............................    215,000     222,952
Community Development
MD Multi-Family; Avalon
Ridge Apartments Project
Floating Rate Notes
 1.5%, 6/15/26+ Aaa.....................................    300,000     300,000
Howard County, MD
Multi-Family Housing; Avalon
Meadows Project
Floating Rate Notes
 1.5%, 6/15/26+ NR......................................    800,000     800,000
Maryland Health and Higher Education
Loyola College Issue B
Floating Rate Notes
 1.6%, 10/1/13+ AAA.....................................    500,000     500,000
Maryland Health and Higher Education
North Arundel Hospital
Floating Rate Notes
 1.65%, 7/1/32+ VMIG1...................................    600,000     600,000
Montgomery County, MD
Disposal Authority Floating
Public Improvement Construction
Series A
 5%, 5/1/02 AAA.........................................    200,000     201,785

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       FUND FOR TAX-FREE INVESTORS, INC.
                            STATEMENT OF NET ASSETS
                       MONEY MARKET PORTFOLIO (continued)

                               December 31, 2001

                                                       Face            Value
                                                      Value          (Note 1)
                                                    ----------      -----------

Maryland (continued)
North East Maryland Waste
Disposal Authority Floating
Rate Notes
 1.45%, 1/1/08+ AAA................................ $  300,000      $   300,000
Prince George's Cnty
Hospital Facility Revenue
Dimensions Health Corp.
 7%, 7/1/02/carat/ Aaa.............................    500,000          520,054
University of Maryland
Revolving Equipment Loan
Floating Rate Notes, Series B
 1.55%, 7/1/15+ NR.................................    500,000          500,000
                                                                    -----------
 State Total.......................................                   4,307,742
                                                                    -----------
Minnesota 16.7%
Minneapolis, MN
Convention Center
Floating Rate Notes
 1.6%, 12/1/18+ VMIG1..............................  2,000,000(/1/)   2,000,000
Minneapolis, MN
General Obligation, Series B
Floating Rate Notes
 1.6%, 12/1/16+ AAA................................    400,000          400,000
Minnesota State
General Obligation
 5%, 5/1/02 AAA....................................    500,000          503,536
Minnesota State
Higher Education
Supplemental Student Loan
Floating Rate Notes
 1.8%, 12/1/24+ VMIG1..............................    500,000          500,000
                                                                    -----------
 State Total.......................................                   3,403,536
                                                                    -----------
Missouri 1.5%
Saint Louis County, MO
Pattonville
General Obligation
 6%, 2/1/02/carat/ AAA.............................    300,000          300,781
                                                                    -----------
New York 11.8%
New York, NY
General Obligation
Floating Rate Notes, Series A5
 1.9%, 8/1/16+ A+..................................  1,000,000(/1/)   1,000,000

                                                            Face       Value
                                                           Value     (Note 1)
                                                         ---------- -----------

New York (continued)
New York, NY
General Obligation
Floating Rate Notes, Series B2
 1.9%, 8/15/03+ AAA..................................... $  100,000 $   100,000
New York, NY
General Obligation
Floating Rate Notes, Series B3
 1.9%, 8/15/04+ AAA.....................................    200,000     200,000
New York, NY
General Obligation
Floating Rate Notes, Series B7
 1.9%, 8/15/18+ AAA.....................................    400,000     400,000
Oneida County, NY
Mohawk Valley Civic
Facility, Series B
 4.25%, 1/1/02 AAA......................................    200,000     200,000
United Nations Development
Corp., NY, Series B
 4.6%, 7/1/02 NR........................................    500,000     501,705
                                                                    -----------
 State Total............................................              2,401,705
                                                                    -----------
North Carolina 3.9%
Mecklenburg County, NC
General Obligations
Public Improvement
Floating Rate Notes, Series C
 1.6%, 2/1/17+ AAA......................................    300,000     300,000
Winston-Salem, NC
 Floating Rate Notes
 1.6%, 7/1/05+ AAA......................................    500,000     500,000
                                                                    -----------
 State Total............................................                800,000
                                                                    -----------
Rhode Island 1.3%
East Providence, RI
General Obligation
 4.75%, 5/15/02 AAA.....................................    260,000     261,822
                                                                    -----------
Tennessee 3.8%
East Ridge, TN
General Obligation, Series B
 4.85%, 3/01/02/carat/ AAA..............................    565,000     572,557
McMinn County, TN
General Obligation Notes
Capital Outlay
 4.4%, 8/1/02 AAA.......................................    200,000     200,774
                                                                    -----------
 State Total............................................                773,331
                                                                    -----------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       FUND FOR TAX-FREE INVESTORS, INC.
                            STATEMENT OF NET ASSETS
                       MONEY MARKET PORTFOLIO (continued)

                               December 31, 2001



                                                            Face       Value
                                                           Value     (Note 1)
                                                         ---------- -----------

Texas 1.2%
Dallas, TX
General Obligation
 4.7%, 2/15/02 AAA...................................... $  250,000 $   250,569
                                                                    -----------
Virginia 8.3%
Chesapeake, VA
Hospital Facility Revenue
Floating Rate Notes
 1.6%, 7/1/31+ NR.......................................    250,000     250,000
Chesterfield County, VA
General Obligation
 5.9%, 1/15/02/carat/ AAA...............................    200,000     203,311
Fairfax County, VA
Public Improvement
Series C
 5.3%, 10/1/02 AAA......................................    750,000     756,851
Henrico County, VA
Water & Sewer Revenue
 6.25%, 5/1/02/carat/ AA- ..............................    200,000     202,508
Washington County, VA
Industrial Development Authority
Johnston Memorial Hospital
 5.625%, 7/1/02 NR......................................    275,000     279,335
                                                                    -----------
 State Total............................................              1,692,005
                                                                    -----------
Washington 0.5%
Washington State
Public Water Supply, Series A
 6.5%, 7/1/02 AA- ......................................    100,000     101,600
                                                                    -----------

                                                            Face       Value
                                                           Value     (Note 1)
                                                         ---------- -----------

Wisconsin 2.5%
Wisconsin State
General Obligation Series A
 6%, 5/1/02/carat/ AAA.................................. $  500,000 $   505,408
                                                                    -----------
Total Investments 101.9%
 (Cost $20,772,759*)...............................................  20,772,759
                                                                    -----------
Liabilities in Excess of Other Assets (1.9)%.......................    (396,650)
                                                                    -----------
Net Assets (Note 5) 100.0%......................................... $20,376,109
                                                                    ===========
Net Asset Value Per Share
 (Based on 20,376,109 Shares Outstanding)..........................       $1.00
                                                                    ===========
Net Assets Consist of:
 Paid-in Capital................................................... $20,376,109
                                                                    -----------
Net Assets......................................................... $20,376,109
                                                                    ===========

--------
+        Daily or Weekly Tender Bond
/carat/  Date represents pre-refunded or call date.
NR       Not Rated
(/1/)    $500,000 held as collateral for outstanding borrowings (see Note 2).
*        Same cost is used for Federal income tax purposes.

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       FUND FOR TAX-FREE INVESTORS, INC.
                            STATEMENT OF NET ASSETS
                               VIRGINIA PORTFOLIO

                               December 31, 2001

                                                            Face       Value
                                                           Value     (Note 1)
                                                         ---------- -----------

Arlington County General
Obligation
 6%, 8/1/04/carat/ AAA.................................  $  500,000 $   547,465
 5.375%, 12/1/16 AAA...................................   1,000,000   1,029,800
 5.5%, 7/1/17 NR.......................................     500,000     503,840
 5.15%, 11/1/31 AAA....................................   1,000,000     948,900
Brunswick County Industrial
Development Authority
Lease Revenue
 5.5%, 7/1/17 AAA......................................   1,000,000   1,026,730
Chesapeake, VA
Chesapeake General Hospital
Floating Rate Notes, Series B
 1.6%, 7/1/31+ NR......................................      50,000      50,000
Fairfax County Water
Authority Revenue
 5.8%, 1/1/16 AAA......................................     705,000     758,975
 6%, 4/1/22 AAA........................................     630,000     666,256
Fairfax City EDA Lease Revenue
 5.5%, 5/15/18 AA......................................   1,000,000   1,011,820
Fairfax County Industrial
Development Authority Revenue
Inova Health System Hospitals
 5.25%, 8/15/19 AA.....................................     650,000     649,077
Fairfax County
Public Improvement, Series A&B
 4.875%, 6/1/19 AAA....................................     250,000     243,800
 5.125%, 12/1/20 AAA...................................     500,000     502,730
Frederick County Industrial Development Authority Lease
Revenue Government Complex Facilities
 5%, 12/1/14 NR........................................     705,000     725,762
Hampton Roads
Regional Jail Authority
Series A
 5.5%, 7/1/24 AAA......................................     300,000     304,197
Hanover County
General Obligation
 5.4%, 7/15/16 AA......................................   1,000,000   1,026,950
Henrico County Industrial Development Authority
Revenue, Regional Jail
 7.125%, 8/1/05/carat/ AA..............................     400,000     457,420

                                                            Face       Value
                                                           Value     (Note 1)
                                                         ---------- -----------

Henrico County Water and Sewer Revenue
 6.25%, 5/1/13 AA-...................................... $  300,000 $   303,750
Henry County Public Services Authority, Sewer System
 8.825%, 11/1/05/carat/ NR..............................    200,000     238,910
Leesburg, VA
General Obligation
 5.5%, 6/1/05/carat/ AAA................................    500,000     543,945
Loudoun County
General Obligation, Series B
 5.25%, 12/1/14 AA+.....................................  1,000,000   1,048,510
Mecklenburg County Public
Improvement General Obligation, Series C
 1.6%, 2/1/17+ AAA......................................    300,000     300,000
Metropolitan Washington DC
Airport System, Series A
 5%, 10/1/28 AA-........................................    500,000     467,185
Montgomery Industrial
Development Authority, Series C
 5.125%, 1/15/19 AAA....................................    500,000     497,960
Newport News, VA
General Obligation
 5.75%, 1/15/17 AA......................................    750,000     788,400
 5%, 3/1/18 AA..........................................    500,000     497,695
Norfolk, VA
General Obligation
Capital Improvement, Series 1995
 5.75%, 6/1/13 AAA......................................    500,000     530,490
Norfolk Water Revenue
 5.75%, 11/1/12 AAA.....................................    500,000     538,570
 5.875%, 11/1/15 AAA....................................    500,000     535,600
Portsmouth Redevelopment and
Multi-family Housing Authority Revenue
 6.05%, 12/1/08 AAA.....................................    500,000     530,655
Powhatan County
General Obligation
 5%, 1/15/21 AAA........................................    865,000     841,117
Prince William County Park
Authority Revenue
 6.875%, 10/15/04/carat/ NR.............................    500,000     560,495

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       FUND FOR TAX-FREE INVESTORS, INC.
                            STATEMENT OF NET ASSETS
                         VIRGINIA PORTFOLIO (continued)

                               December 31, 2001



                                                           Face       Value
                                                          Value     (Note 1)
                                                        ---------- -----------

Prince William County Water and Sewer System Revenue
 5%, 7/1/13 AAA........................................ $  115,000 $   116,061
 5.5%, 7/1/19 AAA......................................    500,000     514,275
Richmond Public Utilities
Revenue, Series A
 5.25%, 1/15/18 A+.....................................  1,000,000   1,001,980
 5.125%, 1/15/28 AAA...................................    500,000     487,775
Richmond, VA Refunding and Improvement General
Obligation, Series A
 5.125%, 1/15/16 AAA...................................    500,000     504,225
Upper Occoquan Sewer Authority
Revenue, Series A
 5.15%, 7/1/20 AAA.....................................    500,000     503,535
Virginia Beach, VA
General Obligation
 5%, 8/1/17 AA+........................................  1,075,000   1,073,613
Virginia College
Building Revenue
Regent University Project
 5.125%, 10/1/31 AAA...................................    500,000     486,310
Virginia Port Authority
Revenue
 5.9%, 7/1/16 AA+......................................    500,000     520,465
Virginia State
General Obligation
 5.25%, 6/1/19 AAA.....................................    750,000     760,980
Virginia Housing Development
Authority Revenue, Series C,
D & K
 5.95%, 7/1/13 AA+.....................................    500,000     520,375
 5.1%, 7/1/14 AA+......................................  1,000,000   1,010,450
 4.9%, 12/1/14 AA+.....................................    305,000     295,902
 5.75%, 1/1/19 AAA.....................................  1,000,000   1,025,500

                                                         Face       Value
                                                        Value     (Note 1)
                                                      ---------- -----------

Virginia Public School Authority Revenue, Series A
 6.2%, 8/1/13 AA..................................... $  320,000 $   347,274
 5%, 8/1/18 AA+......................................  1,000,000     988,710
Virginia Resource Authority
Water & Sewer Revenue
 6.75%, 10/1/04/carat//carat/ AA.....................    240,000     264,170
Winchester, VA General
Obligation
 5.625%, 6/1/18 AA...................................    350,000     367,462
                                                                 -----------
Total Investments 97.5%
 (Cost $28,577,191*)............................................  29,466,066
Other Assets Less Liabilities 2.5%..............................     763,062
                                                                 -----------
Net Assets 100.0%............................................... $30,229,128
                                                                 ===========
Net Asset Value Per Share
 (Based on 2,735,090 Shares Outstanding)........................      $11.05
                                                                 ===========
Net Assets Consist of:
 Paid-in Capital................................................ $29,487,961
 Accumulated Net Realized Loss on Investments...................    (147,708)
 Net Unrealized Appreciation of Investments.....................     888,875
                                                                 -----------
Net Assets...................................................... $30,229,128
                                                                 ===========

--------
/carat/ Date represents pre-refunded date.
+       Daily or Weekly Tender Bond
NR      Not Rated
*       Same cost is used for Federal income tax purposes.

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       FUND FOR TAX-FREE INVESTORS, INC.
                            STATEMENT OF NET ASSETS
                               MARYLAND PORTFOLIO

                               December 31, 2001

                                                           Face        Value
                                                           Value     (Note 1)
                                                        ----------- -----------

Anne Arundel County Water and Sewer General Obligation
 6%, 7/15/02/carat/ AA+...............................  $   250,000 $   260,772
 6.3%, 8/1/05/carat/ AA+..............................      500,000     554,445
 6.3%, 8/1/05/carat/ AA+..............................      725,000     803,945
 6.2%, 8/1/05/carat/ AA+..............................      725,000     801,524
Anne Arundel County Pollution Control Revenue
Baltimore Gas & Electric Co. Project
 6%, 4/1/24 A.........................................    1,230,000   1,257,724
Anne Arundel County Solid Waste Project General
Obligation
 5.5%, 9/1/15 AA+.....................................      500,000     514,845
Baltimore, MD
General Obligation
Series A&C
 5.5%, 10/15/10 AAA...................................    1,000,000   1,074,020
 5.5%, 10/15/15 AAA...................................      500,000     533,280
Baltimore Wastewater
Project Series A
 6%, 7/1/15 AAA.......................................      500,000     556,875
Baltimore County
General Obligation
 5.5%, 6/1/12 AAA.....................................    1,000,000   1,048,140
 5%, 6/1/19 AAA.......................................      335,000     333,794
Baltimore Port Facility Revenue
 6.5%, 12/1/10 AA-....................................      400,000     416,240
Carroll County General
Obligation
 6.5%, 10/1/24 AA.....................................      225,000     247,574
Frederick County Public
Facilities General Obligation
 5.25%, 7/1/17 AA.....................................      300,000     306,603
Frederick County General Obligation
 6.125%, 12/1/07 AAA..................................      500,000     530,265
Frederick (City of), MD
General Obligation
 6%, 10/1/11 AAA......................................      300,000     329,868
Howard County Metropolitan
District General Obligation
Series B
 6%, 8/15/19 AAA......................................      840,000     842,184

                                                          Face        Value
                                                          Value     (Note 1)
                                                       ----------- -----------

Howard County Public Improvement General Obligation
 6%, 5/15/03/carat/ AAA............................... $   500,000 $   524,615
 5.5%, 2/15/04/carat/ AAA.............................     500,000     514,760
 5.5%, 2/15/19 AAA....................................     500,000     532,220
Howard County Special Facilities Revenue
 6.1%, 2/15/13 AAA....................................     500,000     532,995
Maryland Community
Development Administration
Revenue
 7.15%, 4/1/11 Aa2....................................     405,000     410,921
 5%, 4/1/17 Aa2.......................................     500,000     492,105
 5.7%, 9/1/17 Aa2.....................................     400,000     409,176
 5%, 6/1/21 Aa2.......................................     275,000     269,288
 5.375%, 9/1/22 Aa2...................................     300,000     296,475
 5.1%, 7/1/16 Aa2.....................................     600,000     581,478
Maryland State
 Health and Higher Education
 Good Samaritan Hospital
  5.7%, 7/1/09 NR.....................................     500,000     541,765
 Frederick Memorial Hospital
  5.25%, 7/1/13 AAA...................................     500,000     519,965
 Loyola College
  5.5%, 10/1/16 AAA...................................   1,205,000   1,253,598
 Maryland General Hospital
  6.125%, 7/1/14 AAA..................................     500,000     539,480
  6.125%, 7/1/19 AAA..................................     500,000     539,855
 Greater Baltimore Medical Center
  5%, 7/1/20 A+.......................................     250,000     233,527
 Bullis Tennis Training Center
  5.25%, 7/1/25 AAA...................................     305,000     304,207
 Johns Hopkins
  5%, 5/15/26 AA-.....................................     900,000     851,562
  6%, 7/1/39 AA.......................................   1,000,000   1,116,530
 Helix Health
  5%, 7/1/27 AAA......................................   1,500,000   1,433,565
Maryland State Health and Higher Education Revenue
Floating Rate Notes
 1.65%, 12/1/15+ AA...................................     100,000     100,000

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       FUND FOR TAX-FREE INVESTORS, INC.
                            STATEMENT OF NET ASSETS
                         MARYLAND PORTFOLIO (continued)

                               December 31, 2001


                                                          Face        Value
                                                          Value     (Note 1)
                                                       ----------- -----------

Maryland Industrial Development Revenue, Series 1-11
 7.125%, 7/1/06 A-.................................... $   120,000 $   120,336
Maryland Stadium Authority Sports Lease Revenue
  5.55%, 3/1/13 AAA...................................     500,000     525,150
 Convention Center Expansion
  5.875%, 12/15/13 AAA................................   1,000,000   1,071,150
 Ocean City Convention Center
  5.375%, 12/15/15 AA.................................     500,000     514,995
Maryland Water Quality Finance Administration Revenue
 6%, 9/1/15 AA........................................   1,000,000   1,064,450
Montgomery County General Obligation
 5%, 5/1/17 AAA.......................................     475,000     477,190
 5%, 5/1/19 AAA.......................................     500,000     498,190
Montgomery County Housing Opportunity Commission
Revenue
 6.7%, 7/1/11 Aa2.....................................     155,000     157,821
 6.65%, 7/1/17 Aaa....................................     145,000     151,125
 7%, 7/1/23 Aa2.......................................     250,000     256,610
Montgomery County Economic Development Trinity Health
Group
 5.125%, 12/1/22 AA- .................................     600,000     579,402
Montgomery County Solid Waste Disposal Authority
Revenue
 5.875%, 6/1/13 AAA...................................     250,000     262,808
North East Maryland Waste Disposal Authority Revenue
 6.2%, 7/1/10 Aa2.....................................     500,000     523,785
 6.3%, 7/1/16 Aa2.....................................   1,000,000   1,039,240
Prince George's County General Obligation
 5.25%, 3/15/15 AAA...................................   1,000,000   1,025,180
Prince George's County Housing Authority Revenue
Stevenson Apartments
 6.35%, 7/20/20 AAA...................................     700,000     718,830

                                                         Face        Value
                                                         Value     (Note 1)
                                                      ----------- -----------

Prince George's County Pollution Control Revenue
Potomac Electric Project
 5.75%, 3/15/10 A.................................... $ 1,250,000 $ 1,352,913
St. Mary's County General Obligation
 5.85%, 11/1/18 AAA..................................     500,000     527,580
University of Maryland System Auxiliary Revenue
 6.375%, 10/1/02/carat/ AA+..........................     500,000     527,285
 5.6%, 4/1/12 AA+....................................   1,000,000   1,052,170
 5.125%, 4/1/15 AA+..................................     250,000     253,520
 5.6%, 4/1/16 AA+....................................   1,000,000   1,032,080
Washington, D.C. Metropolitan Area Transportation
Authority Revenue
 6%, 7/1/09 AAA......................................     500,000     554,675
 6%, 7/1/10 AAA......................................     275,000     306,171
Washington Suburban Sanitary District General
Obligation
 6.2%, 6/1/12 AAA....................................     900,000     931,797
 5%, 6/1/23 AAA......................................   1,000,000     974,320
                                                                  -----------
Total Investments 97.4%
 (Cost $37,427,281*).............................................  38,908,958
Other Assets Less Liabilities 2.6%...............................   1,048,255
                                                                  -----------
Net Assets 100.0%................................................ $39,957,213
                                                                  ===========
Net Asset Value Per Share
 (Based on 3,655,630 Shares Outstanding).........................      $10.93
                                                                  ===========
Net Assets Consist of:
 Paid-in-Capital................................................. $38,527,984
 Accumulated Net Realized Loss on Investments....................     (52,448)
 Net Unrealized Appreciation of Investments......................   1,481,677
                                                                  -----------
Net Assets....................................................... $39,957,213
                                                                  ===========

--------
/carat/  Date represents pre-refunded date.
+        Daily or Weekly Tender Bond
NR       Not Rated
*        Same cost is used for Federal income tax purposes.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       FUND FOR TAX-FREE INVESTORS, INC.
                            STATEMENTS OF OPERATIONS

                      For the Year Ended December 31, 2001

                                               Money
                                              Market    Virginia    Maryland
                                             Portfolio Portfolio   Portfolio
                                             --------- ----------  ----------
Investment Income (Note 1).................. $651,192  $1,577,575  $2,118,662
                                             --------  ----------  ----------
Expenses
 Investment Advisory Fee (Note 2)...........  115,863     186,970     247,319
 Administrative Fee (Note 2)................   57,931      89,747     118,713
 Other Fees.................................      261          --          90
                                             --------  ----------  ----------
  Total Expenses............................  174,055     276,717     366,122
                                             --------  ----------  ----------
Net Investment Income.......................  477,137   1,300,858   1,752,540
                                             --------  ----------  ----------
Net Realized Gain on Investment
 Transactions...............................       --     134,992     119,353
Change in Net Unrealized Appreciation of
 Investments................................       --    (340,212)   (143,628)
                                             --------  ----------  ----------
Net Loss on Investments.....................       --    (205,220)    (24,275)
                                             --------  ----------  ----------
Net Increase in Net Assets Resulting from
 Operations................................. $477,137  $1,095,638  $1,728,265
                                             ========  ==========  ==========


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       FUND FOR TAX-FREE INVESTORS, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS

                        For the Years Ended December 31,

                               Money Market                 Virginia                  Maryland
                                 Portfolio                  Portfolio                 Portfolio
                         --------------------------  ------------------------  ------------------------
                             2001          2000         2001         2000         2001         2000
                         ------------  ------------  -----------  -----------  -----------  -----------
FROM INVESTMENT
 ACTIVITIES
 Net Investment Income.. $    477,137  $    584,875  $ 1,300,858  $ 1,303,287  $ 1,752,540  $ 1,874,986
 Net Realized Gain
  (Loss) on Investment
  Transactions..........           --            --      134,992      (87,782)     119,353      (81,803)
 Change in Net
  Unrealized
  Appreciation/
  Depreciation of
  Investments...........           --            --     (340,212)   1,732,857     (143,628)   1,449,989
                         ------------  ------------  -----------  -----------  -----------  -----------
 Net Increase in Net
  Assets Resulting from
  Operations............      477,137       584,875    1,095,638    2,948,362    1,728,265    3,243,172
                         ------------  ------------  -----------  -----------  -----------  -----------
DISTRIBUTIONS TO
 SHAREHOLDERS
 From Net Investment
  Income (Note 1).......     (477,137)     (584,875)  (1,300,858)  (1,303,287)  (1,752,540)  (1,874,986)
                         ------------  ------------  -----------  -----------  -----------  -----------
FROM SHARE TRANSACTIONS
 Net Proceeds from Sales
  of Shares.............   28,481,371    31,544,231    5,223,981    3,946,162    3,628,830    2,962,793
 Reinvestment of
  Distributions.........      454,298       546,462    1,074,277    1,080,217    1,472,582    1,582,601
 Cost of Shares
  Redeemed..............  (28,158,345)  (29,966,459)  (4,762,313)  (6,698,705)  (4,620,137)  (8,545,852)
                         ------------  ------------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)
  in Net Assets
  Resulting from Share
  Transactions..........      777,324     2,124,234    1,535,945   (1,672,326)     481,275   (4,000,458)
                         ------------  ------------  -----------  -----------  -----------  -----------
 TOTAL INCREASE
  (DECREASE) IN NET
  ASSETS................      777,324     2,124,234    1,330,725      (27,251)     457,000   (2,632,272)
NET ASSETS - Beginning
 of Year................   19,598,785    17,474,551   28,898,403   28,925,654   39,500,213   42,132,485
                         ------------  ------------  -----------  -----------  -----------  -----------
NET ASSETS - End of
 Year................... $ 20,376,109  $ 19,598,785  $30,229,128  $28,898,403  $39,957,213  $39,500,213
                         ============  ============  ===========  ===========  ===========  ===========
SHARES
 Sold...................   28,481,371    31,544,231      465,918      369,393      328,313      277,918
 Issued in Reinvestment
  of Distributions......      454,298       546,462       96,017      101,257      133,638      148,857
 Redeemed...............  (28,158,345)  (29,966,459)    (423,711)    (631,133)    (418,985)    (806,626)
                         ------------  ------------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)
  in Shares.............      777,324     2,124,234      138,224     (160,483)      42,966     (379,851)
                         ============  ============  ===========  ===========  ===========  ===========


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       FUND FOR TAX-FREE INVESTORS, INC.
                              FINANCIAL HIGHLIGHTS

                             Money Market Portfolio

                                      For the Years Ended December 31,
                                   -------------------------------------------
                                    2001     2000     1999     1998     1997
                                   -------  -------  -------  -------  -------
Per Share Operating Performance:
 Net Asset Value - Beginning of
  Year............................ $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                                   -------  -------  -------  -------  -------
 Income from Investment
  Operations:
  Net Investment Income...........    0.02     0.03     0.02     0.03     0.03
                                   -------  -------  -------  -------  -------
 Distributions to Shareholders:
  From Net Investment Income......   (0.02)   (0.03)   (0.02)   (0.03)   (0.03)
                                   -------  -------  -------  -------  -------
 Net Increase in Net Asset Value..    0.00     0.00     0.00     0.00     0.00
                                   -------  -------  -------  -------  -------
 Net Asset Value - End of Year.... $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                                   =======  =======  =======  =======  =======
Total Investment Return...........   2.13%    3.12%    2.50%    2.73%    2.93%

Ratios to Average Net Assets:
 Expenses.........................   0.75%    0.75%    0.75%    0.75%    0.75%
 Net Investment Income............   2.06%    3.07%    2.47%    2.70%    2.89%

Supplementary Data:
 Net Assets at End of Year
 (in thousands)................... $20,376  $19,599  $17,475  $19,783  $19,177
 Number of Shares Outstanding at
  End of Year (in thousands)......  20,376   19,599   17,475   19,783   19,177


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       FUND FOR TAX-FREE INVESTORS, INC.
                              FINANCIAL HIGHLIGHTS

                               Virginia Portfolio

                                      For the Years Ended December 31,
                                   --------------------------------------------
                                    2001     2000     1999      1998     1997
                                   -------  -------  -------   -------  -------
Per Share Operating Performance:
 Net Asset Value - Beginning of
  Year...........................  $ 11.13  $ 10.49  $ 11.42   $ 11.46  $ 11.09
                                   -------  -------  -------   -------  -------
 Income from Investment
  Operations:
  Net Investment Income..........     0.49     0.50     0.50      0.52     0.52
  Net Realized and Unrealized
   Gain (Loss) on Investments....    (0.08)    0.64    (0.91)     0.12     0.39
                                   -------  -------  -------   -------  -------
  Total from Investment
   Operations....................     0.41     1.14    (0.41)     0.64     0.91
                                   -------  -------  -------   -------  -------
 Distributions to Shareholders:
  From Net Investment Income.....    (0.49)   (0.50)   (0.50)    (0.52)   (0.52)
  From Net Realized Gain.........       --       --    (0.02)    (0.16)   (0.02)
                                   -------  -------  -------   -------  -------
  Total Distributions to
   Shareholders..................    (0.49)   (0.50)   (0.52)    (0.68)   (0.54)
                                   -------  -------  -------   -------  -------
 Net Increase (Decrease) in Net
  Asset Value....................    (0.08)    0.64    (0.93)    (0.04)    0.37
                                   -------  -------  -------   -------  -------
 Net Asset Value - End of Year...  $ 11.05  $ 11.13  $ 10.49   $ 11.42  $ 11.46
                                   =======  =======  =======   =======  =======
Total Investment Return..........    3.67%   11.15%    (3.75)%   5.64%    8.45%

Ratios to Average Net Assets:
 Expenses........................    0.92%    0.92%    0.93%     0.93%    0.93%
 Net Investment Income...........    4.35%    4.67%    4.51%     4.48%    4.70%

Supplementary Data:
 Portfolio Turnover Rate.........      22%       8%      26%       25%      27%
 Net Assets at End of Year
 (in thousand.................... $30,229  $28,898  $28,926   $34,543  $32,908
 Number of Shares Outstanding at
  End of Year (in thousands).....   2,735    2,597    2,757     3,024    2,872


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       FUND FOR TAX-FREE INVESTORS, INC.
                              FINANCIAL HIGHLIGHTS

                               Maryland Portfolio

                                      For the Years Ended December 31,
                                   --------------------------------------------
                                    2001     2000     1999      1998     1997
                                   -------  -------  -------   -------  -------
Per Share Operating Performance:
 Net Asset Value - Beginning of
  Year...........................  $ 10.93  $ 10.55  $ 11.23   $ 11.10  $ 10.79
                                   -------  -------  -------   -------  -------
 Income from Investment
  Operations:
  Net Investment Income..........     0.49     0.51     0.50      0.51     0.51
  Net Realized and Unrealized
   Gain (Loss) on Investments....     0.00*    0.38    (0.68)     0.13     0.31
                                   -------  -------  -------   -------  -------
  Total from Investment
   Operations....................     0.49     0.89    (0.18)     0.64     0.82
                                   -------  -------  -------   -------  -------
 Distributions to Shareholders:
  From Net Investment Income.....    (0.49)   (0.51)   (0.50)    (0.51)   (0.51)
                                   -------  -------  -------   -------  -------
 Net Increase (Decrease) in Net
  Asset Value....................       --     0.38    (0.68)     0.13     0.31
                                   -------  -------  -------   -------  -------
 Net Asset Value - End of Year...  $ 10.93  $ 10.93  $ 10.55   $ 11.23  $ 11.10
                                   =======  =======  =======   =======  =======
Total Investment Return..........    4.50%    8.64%    (1.63)%   5.90%    7.85%

Ratios to Average Net Assets:
 Expenses........................    0.93%    0.93%    0.93%     0.93%    0.93%
 Net Investment Income...........    4.43%    4.76%    4.59%     4.58%    4.73%

Supplementary Data:
 Portfolio Turnover Rate.........      17%       7%      12%        5%      22%
 Net Assets at End of Year (in
  thousands).....................  $39,957  $39,500  $42,132   $45,827  $45,346
 Number of Shares Outstanding at
  End of Year (in thousands).....    3,656    3,613    3,993     4,079    4,086

--------
* The per share realized and unrealized loss is less than $0.01.


                       See Notes to Financial Statements.


--------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                       FUND FOR TAX-FREE INVESTORS, INC.
                         NOTES TO FINANCIAL STATEMENTS

                               December 31, 2001

1. SIGNIFICANT ACCOUNTING POLICIES

Fund for Tax-Free Investors, Inc. (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a no-load, open-end, investment company. The Fund consists of three separate portfolios which invest primarily in securities exempt from Federal income taxes. On December 31, 2001, there were 200,000,000 shares of $0.001 par value capital stock authorized. When preparing the Fund's financial statements, management makes estimates and assumptions to comply with accounting principles generally accepted in the United States of America. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. These estimates could be different from the actual results. The following is a summary of significant accounting policies which the Fund consistently follows:

  (a) Securities of the Money Market Portfolio are valued at amortized cost, which approximates market value. Securities of the Virginia and Maryland Portfolios are valued by an independent pricing service. Securities for which market quotations are not readily available are valued using the policies and procedures set forth by the Adviser as approved by the Board of Directors.

  (b)  Investment income is recorded as earned.

  (c) Net investment income is computed, and dividends are declared daily. Dividends are paid monthly and reinvested in additional shares unless shareholders request payment. Net capital gains, if any, will be distributed to shareholders annually.

  (d) The Fund complies with the provisions of the Internal Revenue Code applicable to regulated investment companies and distributes all net investment income to its shareholders. Therefore, no Federal income tax provision is required. The Fund also meets the requirements that allow it to designate distributions from interest income on obligations which are exempt from Federal income tax as exempt-interest dividends.

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment advisory and management services are provided by Money Management Advisers, Inc. (the "Adviser"), formerly Money Management Associates, a subsidiary of FBR National Bank & Trust, formerly Rushmore Trust and Savings, FSB, (the "Administrator"), under an agreement whereby the Fund pays a fee at an annual rate of 0.50% of the average daily net assets of the Money Market Portfolio and 0.625% of the average daily net assets of the Virginia Portfolio and of the Maryland Portfolio. The Adviser has agreed to reimburse the Fund for expenses, (including investment advisory fee), excluding interest and extraordinary legal expenses, which exceed one percent of the average daily net assets per annum. No reimbursement was required for the year ended December 31, 2001. The Adviser and Administrator are wholly-owned subsidiaries of Friedman, Billings, Ramsey Group, Inc. Certain Officers and Directors of the Fund are also affiliated with the Adviser.

On September 4, 2001, the Adviser retained Asset Management, Inc. ("AMI") to serve as the Fund's investment sub-adviser. The Adviser pays AMI a fee at an annual rate of 0.22% on average daily net assets up to $24 million, and 0.25% on average daily net assets greater than $24 million for the Money Market Portfolio. For the Virginia Portfolio, AMI receives a fee at an annual rate of 0.22% on average daily net assets

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
up to $30 million, and 0.3125% on average daily net assets greater than $30 million. For the Maryland Portfolio, AMI receives a fee at an annual rate of 0.22% on average daily net assets up to $39 million, and 0.3125% on average daily net assets greater than $39 million.

FBR National Bank & Trust, an affiliate of the Adviser, provides transfer agency, dividend disbursing and other shareholder services to the Fund. In addition, FBR National Bank & Trust serves as custodian of the Fund's assets and pays the operating expenses of the Fund. For these services, FBR National Bank & Trust receives an annual fee of 0.25% of the average daily net assets of the Money Market Portfolio, and 0.30% of the average daily net assets of the Virginia and Maryland Portfolios. The Fund has a borrowing agreement with FBR National Bank & Trust to receive short-term borrowings to cover share redemptions. The Fund has also entered into a credit agreement with Custodial Trust Company. Borrowings pursuant to the credit facility are subject to interest at the overdraft Federal Funds rate. These credit facilities may be drawn upon for temporary purposes and are subject to certain other customary restrictions. For each short-term borrowing the Fund pledges collateral. At December 31, 2001, the Tax-Free Money Market Portfolio was paying interest at 1.46% on outstanding borrowings of $568,191 collateralized by various municipal notes valued at $1,500,000.


Pursuant to a Distribution Agreement dated September 4, 2001, the Board of Directors of the Fund appointed FBR Investment Services, Inc. ("FBRIS") as the distributor to the Fund. FBRIS is an affiliate of the Adviser and serves as principal underwriter and distributor of the Fund's shares.

3. SECURITIES TRANSACTIONS

Security transactions are recorded on the trade date. For the year ended December 31, 2001, purchases and sales (including maturities), of securities, excluding short-term securities, were as follows:

                                                            Virginia   Maryland
                                                           Portfolio  Portfolio
                                                           ---------- ----------
     Purchases............................................ $7,555,826 $6,652,796
                                                           ========== ==========
     Sales................................................ $6,412,899 $6,400,631
                                                           ========== ==========

4. NET UNREALIZED APPRECIATION OF INVESTMENTS

As of December 31, 2001, net unrealized appreciation of investments in the Virginia Portfolio for Federal income tax purposes aggregated $888,875 of which $1,111,144 related to appreciated investments and $222,269 related to depreciated investments. In the Maryland Portfolio, net unrealized appreciation of investments for Federal income tax purposes totaled $1,481,677 of which $1,663,764 related to appreciated investments and $182,087 related to depreciated investments.

5. CAPITAL LOSS CARRYOVERS

At December 31, 2001, for Federal income tax purposes, the following Portfolios had capital loss carryforwards which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or its expiration:

                                                             Virginia  Maryland
     Expires December 31,                                    Portfolio Portfolio
     --------------------                                    --------- ---------
     2007................................................... $ 59,926   $    --
     2008...................................................   87,782    52,448
                                                             --------   -------
                                                             $147,708   $52,448
                                                             ========   =======

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                       FUND FOR TAX-FREE INVESTORS, INC.
                           SUPPLEMENTAL INFORMATION
                                  (unaudited)

Information pertaining to the Directors and Officers of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request by calling (800) 622-1386.

                                                                                Other
                                       No. of                               Trusteeships/
         Name, Age          Term of   Funds in                              Directorships
          Address          Office and Complex    Principal Occupation(s)         by
    Position with Trust      Tenure   Overseen     during past 5 years         Trustee
-----------------------------------------------------------------------------------------
  Webb C. Hayes, IV*, 53   Chairman,      6    Senior Managing Director,    Director of
  1001 19th Street North   President           Friedman, Billings, Ramsey   FBR
  Arlington, VA 22209      and                 & Co., Inc. and head of the  Adviser, Inc.
  Chairman, President      Director            Private Client Group since   Chairman and
  and Director             since               1999. Vice Chairman, United  Director
                           October             Bank 1997-1999. President    of FBR
                           2001                and CEO, George Mason Bank,  National Bank
                                               NA 1995-1997. Chairman and   & Trust
                                               CEO, Palmer National
                                               Bancorp. 1984-1995.
-----------------------------------------------------------------------------------------
  Mitchell A. Johnson, 59  Director       6    President, MAJ Capital       None
  9 Island Avenue, #2007   since               Management, Inc., a private
  Miami Beach, FL 33139    October             investment firm, since June
  Director                 2001                1994. Portfolio Manager to
                                               Senior Vice President of
                                               Corporate Finance at
                                               Student Loan Marketing
                                               Association 1973-1994.
-----------------------------------------------------------------------------------------
  Michael A. Willner, 45   Director      10    CEO AlphaGrip, Inc. January  None
  11521 Potomac Road       since June          2001 to present; President,
  Lorton, VA 22079         1997                Catalyst Advisers, Inc.
  Director                                     from September 1996 to
                                               December 2000; President,
                                               Federal Filings, Inc. from
                                               1986 to 1995.
-----------------------------------------------------------------------------------------
  F. David Fowler, 68      Director      10    Retired, 1997. Dean, The     None
  9724 Beman Woods Way     since June          George Washington
  Potomac, MD 20854        1997                University School of
  Director                                     Business and Public
                                               Management, 1992-1997;
                                               Partner, KPMG Peat Marwick
                                               from 1969 to 1992.
-----------------------------------------------------------------------------------------
  Louis T. Donatelli, 65   Director      10    Chairman of Donatelli and    None
  9490 River Road          since June          Klein, Inc. since 2001
  Potomac, MD 20854        2001                (President 1973-2001).
  Director
-----------------------------------------------------------------------------------------
  Edward J. Karpowicz,     Vice          10    Vice President of FBR        None
  CPA*, 38                 President           National Bank & Trust since
  4922 Fairmont Avenue     and                 1997. Treasurer, Bankers
  Bethesda, MD 20814       Controller          Finance Investment
  Vice President and       since 1997          Management Corp., August
  Controller                                   1993 to June 1997.
-----------------------------------------------------------------------------------------
  Stephenie E. Adams*, 32  Vice          10    Vice President, FBR          None
  4922 Fairmont Avenue     President           National Bank & Trust since
  Bethesda, MD 20814       and                 May 2000. Manager, Rushmore
  Vice President and       Secretary           Trust and Savings, FSB
  Secretary                since               since October 1999.
                           October             Manager, Fund
                           1995                Administration and
                                               Marketing,
                                               Rushmore Services, Inc.,
                                               July 1994-October 1999.

*Interested person
Each Director will hold office until the Fund's next special meeting of shareholders and until their successors have been duly elected and qualified or until their earlier resignation or removal.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                       FUND FOR TAX-FREE INVESTORS, INC.

                         INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Directors of Fund for Tax-Free Investors, Inc.

We have audited the accompanying statement of net assets of the Money Market, Virginia and Maryland Portfolios of Fund for Tax-Free Investors, Inc. (the
Fund) as of December 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Market, Virginia and Maryland Portfolios of Fund for Tax-Free Investors, Inc., as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

New York, New York
January 24, 2002

-------------------------------------------------------------------------------

                                                FRIEDMAN BILLINGS RAMSEY

                                                    [LOGO OF FRIEDMAN
                                                     BILLINGS RAMSEY]





               RUSHMORE FUNDS                            RUSHMORE
            4922 FAIRMONT AVENUE
          BETHESDA, MARYLAND 20814
                800.622.1386                    Fund for Tax-Free Investors
            www.rushmorefunds.com

             Investment Adviser
       MONEY MANAGEMENT ADVISERS, INC.
            4922 FAIRMONT AVENUE
          BETHESDA, MARYLAND 20814

                 Distributor                           Annual Report
        FBR INVESTMENT SERVICES, INC.                December 31, 2001
            4922 FAIRMONT AVENUE
          BETHESDA, MARYLAND 20814

Administrator, Custodian, and Transfer Agent
          FBR NATIONAL BANK & TRUST
             4922 FAIRMONT AVENUE
           BETHESDA, MARYLAND 20814

        Independent Public Accountants
             DELOITTE & TOUCHE, LLP
             1750 TYSONS BOULEVARD
             MCLEAN VIRGINIA 22102


         This report is not authorized
        for distribution to prospective
      investors unless it is preceded or
      accompanied by a current prospectus.